Contract Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Components of contract assets and contract liabilities
The components of contract assets and contract liabilities consisted of the following:

	December 31,	December 31,
	2021	2020
	(in thousands)
Contract assets - current
Unbilled revenue	$788	$749
Contract assets	890	3,047
Total contract assets - current	$1,678	$3,796

Contract liabilities - current
Deferred revenue - short-term	$11,082	$14,030
Other contract liabilities	184	507
Total contract liabilities - current	$11,266	$14,537

Contract liabilities - long-term	$—	$—
Deferred revenue - long-term	568	2,559
Total contract liabilities - long-term	$568	$2,559
Changes in short-term and long-term contract assets and contract liabilities reported as of January 1, 2021 were as follows:

	Contract Assets	Contract Liabilities
	(in thousands)
Balance on January 1, 2021	3,796	$17,096
Billings or revenue recognized that was included in the beginning balance	(740)	(12,641)
Cash received in advance and not recognized as revenue	—	3,060
Changes in contract assets, net of reclassification to receivables	780	—
Cumulative catch-up adjustment arising from changes in estimates to complete	—	4,624
Cumulative catch-up adjustment arising from contract modification	—	18
Changes in costs to fulfill and amortization of commission costs	(2,158)	—
Changes in contract commission costs		(323)
Balance on December 31, 2021	$1,678	$11,834